Related Party Transactions (Details Textual 3) (USD $)	12 Months Ended				12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Apr. 01, 2010	Dec. 31, 2010 Amundsen Spirit [Member]	Oct. 01, 2010 Amundsen Spirit [Member]
Related Party Transaction [Line Items]
Entity acquired ,Purchase price						$ 128,000,000
Purchase price was financed through assumption of debt, amount						93,300,000
Purchase price financed through the issuance of new units						17,000,000
Portion of Purchase price paid in cash						17,700,000
Excess over purchase price book value						31,200,000
Debt converted to equity				11,200,000		32,700,000
Net liabilities assumed						(3,500,000)
Interest Rate Derivatives, at Fair Value, Net, Total						(25,900,000)
General and administrative	73,529,000	63,214,000	61,761,000		200,000
Interest expense	(316,000)	(4,199,000)	(11,021,000)		300,000
Realized and Unrealized Gains (Losses) on Non Designated Derivative Instrument					$ (5,600,000)